Consolidated Statements of Operations (USD $)	12 Months Ended		184 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
Consolidated Statements Of Operations
Revenue
Operating expense
Selling, general and administrative	2,885,845	1,648,086	14,271,837
Research and development	356,877	672,443	2,947,016
Total operating expense	3,242,722	2,320,529	17,218,853
Loss from operations	(3,242,722)	(2,320,529)	(17,218,853)
Other income (expense)
Interest income			98,582
Interest expense - other	(30,325)	(26,231)	(68,949)
Interest expense - accretion of debt discount	(999,485)	(515)	(1,000,000)
Loss on disposal of fixed assets			(5,307)
Gain on dissolution of foreign subsidiary			59,704
Foreign exchange loss		(55)	(86,428)
Change in fair value of warrant liability			2,128,331
Payable written off		156,109	186,109
Total other income (expense)	(1,029,810)	129,308	1,312,042
Loss from continuing operations	(4,272,532)	(2,191,221)	(15,906,811)
Loss from discontinued operations		(242,210)	(404,307)
Net loss	$ (4,272,532)	$ (2,433,431)	$ (16,311,118)
Basic and Diluted Loss per Common Share:
Continuing operations	$ (0.19)	$ (0.11)
Discontinued operations		$ (0.01)
Total	$ (0.19)	$ (0.12)
Weighted average number of common shares outstanding - basic and diluted	22,686,892	20,638,360